Financial assets and liabilities - Commodity forward contracts (Details) - Commodity forward contracts $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	1
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0